Reinsurance (Tables)	12 Months Ended
Dec. 31, 2018
SEC Schedule, 12-17, Insurance Companies, Reinsurance [Abstract]
Schedule of Net Life Insurance in Force
The following table sets forth net life insurance in force:

	As of December 31, 2018	As of December 31, 2017	As of December 31, 2016
Direct life insurance in force	$116,515.7	$109,179.4	$86,142.8
Amounts assumed from other companies	188.4	188.1	187.0
Amounts ceded to other companies	(29,612.4)	(26,473.9)	(24,452.4)
Net life insurance in force	$87,091.7	$82,893.6	$61,877.4
Percentage of amount assumed to net	0.22%	0.23%	0.30%
Percentage of amount ceded to direct	25.41%	24.25%	28.39%

Schedule of Reinsurance Recoverables
Reinsurance recoverables are composed of the following amounts:

	As of December 31, 2018	As of December 31, 2017
Life insurance
Reinsurance recoverables on:
Funds held under deposit contracts	$104.7	$102.4
Future policy benefits	135.4	134.3
Paid claims, expense allowance, premium tax recoverables and other	14.2	18.7
Policy and contract claims	6.4	5.8
Total life insurance	260.7	261.2
Accident and health insurance
Reinsurance recoverables on:
Future policy benefits	37.5	40.3
Paid claims, expense allowance, premium tax recoverables and other	3.7	4.0
Policy and contract claims	6.4	12.7
Total accident and health insurance	47.6	57.0
Total reinsurance recoverables	$308.3	$318.2

The Effects of Reinsurance on Premiums and Policy Fees and Contract Charges
The following table sets forth the effect of reinsurance on premiums and policy fees and contract charges. It is disaggregated by accident and health, and life insurance and investment-type products, which are short- and long-duration contracts, respectively.

	Successor Company			Predecessor Company
	For the Year Ended December 31, 2018	For the Year Ended December 31, 2017	February 1 to December 31, 2016	January 1 to January 31, 2016
Premiums:
Direct:
Accident and health	$879.9	$798.7	$626.3	$56.7
Life insurance	205.9	171.1	127.5	10.7
Total direct	1,085.8	969.8	753.8	67.4
Total assumed	1.2	0.9	0.3	—
Ceded:
Accident and health (1)	(27.4)	(26.4)	(0.6)	(4.0)
Life insurance	(46.3)	(44.8)	(36.0)	(2.2)
Total ceded	(73.7)	(71.2)	(36.6)	(6.2)
Total premiums	1,013.3	899.5	717.5	61.2
Policy fees and contract charges:
Direct life insurance and investment-type	318.4	278.0	220.8	18.0
Ceded life insurance and investment-type	(15.0)	(12.4)	(8.1)	(0.4)
Total policy fees and contract charges (2)	303.4	265.6	212.7	17.6
Total premiums and other amounts assessed to policyholders	$1,316.7	$1,165.1	$930.2	$78.8
Percentage of assumed to total premiums and other amounts assessed to policyholders	0.09%	0.08%	0.03%	—%
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(1)	Successor Company ceded premiums reflect long-term disability income business recaptured during 2016.

(2)
Total policy fees and contract charges represents amounts charged to policyholders other than premiums and recorded in policy fees, contract charges and other in the consolidated statements of income (loss). This primarily consists of cost of insurance charges.

Schedule of Reconciliation of Deposit Asset and Funds Withheld Liability
The following table provides a reconciliation of the beginning and ending balance for the deposit asset and funds withheld liability:

For the Year Ended December 31, 2018
Deposit asset at inception	$6,072.6
Incurred interest adjustment	(152.2)
Deposit asset at end of period	$5,920.4

Funds withheld liability at inception	$5,700.0
Ceded investment amounts	303.4
Ceded benefit amounts	(313.0)
Quarterly settlement due to reinsurer	(33.5)
Changes in fair value of embedded derivative	(67.0)
Funds withheld liability at end of period	$5,589.9